Financial Instruments Offsetting Financial Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Offsetting Liabilities [Line Items]
Cash Collateral for Borrowed Securities	$ 826.9		$ 792.6
Total Gross Liabilities Recognized Subject to Offsetting	1,082.0	[1]	794.5	[1]
Derivative liabilities, net	207.0		1.2
Repurchase Agreements [Member]
Offsetting Liabilities [Line Items]
Collateral payable under repurchase agreements	(201.7)
Repurchase agreement liability, net	201.7
Securities Loaned or Sold under Agreements to Repurchase [Member]
Offsetting Liabilities [Line Items]
Securities loaned agreements, net amount	0		0
Cash Collateral for Borrowed Securities	826.9	[1]	792.6	[1]
Derivative [Member]
Offsetting Liabilities [Line Items]
Derivative Liability, Fair Value, Gross Liability	53.4	[1]	1.9	[1]
Derivative liabilities	5.3		1.2
Cash [Member]
Offsetting Liabilities [Line Items]
Collateral Already Posted, Aggregate Fair Value	(49.0)		(0.7)
Cash [Member] | Repurchase Agreements [Member]
Offsetting Liabilities [Line Items]
Collateral payable under repurchase agreements	0
Cash [Member] | Securities Loaned or Sold under Agreements to Repurchase [Member]
Offsetting Liabilities [Line Items]
Collateral Already Posted, Aggregate Fair Value	0		0
Cash [Member] | Derivative [Member]
Offsetting Liabilities [Line Items]
Collateral Already Posted, Aggregate Fair Value	(49.0)		(0.7)
Financial Instruments [Member]
Offsetting Liabilities [Line Items]
Collateral Already Posted, Aggregate Fair Value	(826.0)		(792.6)
Financial Instruments [Member] | Repurchase Agreements [Member]
Offsetting Liabilities [Line Items]
Collateral payable under repurchase agreements	0
Financial Instruments [Member] | Securities Loaned or Sold under Agreements to Repurchase [Member]
Offsetting Liabilities [Line Items]
Collateral Payable Under Securities Loan Agreements	(826.9)		(792.6)
Financial Instruments [Member] | Derivative [Member]
Offsetting Liabilities [Line Items]
Collateral Already Posted, Aggregate Fair Value	$ 0.9		$ 0

[1]	There were no amounts offset in our balance sheets at December 31, 2014 or December 31, 2013.